Shares	12 Months Ended
Mar. 31, 2012
Shares [Abstract]
Shares

18. Shares

a) Common shares

Authorized:

Unlimited number of voting common shares

Unlimited number of non-voting common shares

Issued and outstanding:

	Number of Shares	Amount
Voting common shares
Issued and outstanding at March 31, 2009	36,038,476	$303,431
Issued upon exercise of stock options	10,800	53
Transferred from additional paid-in capital on exercise of stock options	–	21
Issued and outstanding at March 31, 2010	36,049,276	$303,505
Issued upon exercise of stock options	193,250	963
Transferred from additional paid-in capital on exercise of stock options	–	386
Issued and outstanding at March 31, 2011	36,242,526	$304,854
Issued upon exercise of stock options	8,480	35
Transferred from additional paid-in capital on exercise of stock options	–	19
Issued and outstanding at March 31, 2012	36,251,006	$304,908

b) Net (loss) income per share

	2012	2011	2010
Year ended March 31,
Net (loss) income available to common shareholders	$(21,122)	$(34,709)	$28,219
Weighted average number of common shares	36,249,082	36,119,356	36,040,857
Basic net (loss) income per share	$(0.58)	$(0.96)	$0.78

	2012	2011	2010
Year ended March 31,
Net (loss) income available to common shareholders	$(21,122)	$(34,709)	$28,219
Weighted average number of common shares	36,249,082	36,119,356	36,040,857
Dilutive effect of stock options, deferred performance share units and stock award plan	–	–	680,169
Weighted average number of diluted common shares	36,249,082	36,119,356	36,721,026
Diluted net (loss) income per share	$(0.58)	$(0.96)	$0.77

For the year ended March 31, 2012, there were 1,834,794 and 50,000 stock options and stock awards, respectively, which were anti-dilutive (March 31, 2011 – 1,647,474, 75,591 and 150,000 stock options, deferred performance share units and stock awards, respectively; March 31, 2010 – 820,641 and 57,311 stock options and deferred performance share units, respectively) and therefore were not considered in computing diluted earnings per share.